April 1, 2019

TOUCHSTONE VARIABLE SERIES TRUST

TOUCHSTONE ACTIVE BOND FUND
TOUCHSTONE BALANCED FUND
TOUCHSTONE BOND FUND
TOUCHSTONE COMMON STOCK FUND
TOUCHSTONE FOCUSED FUND
TOUCHSTONE LARGE CAP CORE EQUITY FUND
TOUCHSTONE SMALL COMPANY FUND
TOUCHSTONE AGGRESSIVE ETF FUND
TOUCHSTONE CONSERVATIVE ETF FUND
TOUCHSTONE MODERATE ETF FUND

Supplement to the Statement of Additional Information dated April 30, 2018

Effective December 28, 2018, Meredyth A. Whitford replaced Ellen Blanchard as Secretary of Touchstone Variable Series Trust. The following replaces the information relating to the Secretary in the chart entitled “Principal Officers”:

Name Address Year of Birth	Position Held with Trust(1)	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Meredyth A. Whitford Western & Southern Financial Group 400 Broadway Cincinnati, Ohio 45202 Year of Birth: 1981	Secretary	Until resignation, removal or disqualification Secretary since 2018
Counsel - Securities/Mutual Funds of Western & Southern Financial Group (2015 to present); Associate at Morgan Lewis & Bockius LLP (law firm) (2014 to 2015); Associate at Bingham McCutchen LLP (law firm) (2008 to 2014).

(1) Each officer also holds the same office with Touchstone Strategic Trust, Touchstone Funds Group Trust and Touchstone Institutional Funds Trust.

Please contact your financial advisor or Touchstone at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078
Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*
*A registered broker-dealer and member FINRA and SIPC
A Member of Western & Southern Financial Group

Please retain this Supplement for future reference.

TSF-1006-TVST-SAI-S18-1904